Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,980	$ 2,884
Restricted Cash	114	114
Marketable debt securities	20,422	31,931
Other receivable	614	1,125
Total current assets	23,130	36,054
Right of use assets	315	406
Property and equipment, net	130	145
Total non-current assets	445	551
Total assets	23,575	36,605
Current liabilities
Trade payables	2,089	4,871
Other accounts payables	640	1,008
Total current liabilities	2,729	5,879
Non-current liabilities
Operating lease liabilities, net of current portion	134	229
Total non-current liabilities	134	229
Ordinary shares par value NIS 0.01 per share; Authorized 300,000,000; Issued and outstanding: 25,088,414 shares as of June 30, 2022 and December 31, 2021	70	70
Additional paid-in capital	199,675	198,772
Accumulated other comprehensive loss	(982)	(171)
Accumulated deficit	(178,051)	(168,174)
Total stockholders’ equity	20,712	30,497
Total liabilities and stockholders’ equity	$ 23,575	$ 36,605